As filed with the U.S. Securities and Exchange Commission on March 3, 2021
1933 Act Registration No. 333-233397
1940 Act Registration No. 811-08289

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

THRIVENT VARIABLE LIFE ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
600 Portland Avenue S., Suite 100 Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-4045
Heather J. Thenell, JD
Director, Senior Counsel
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective(check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On April 2, 2021 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this post-effective amendment filing (“Amendment”) is to delay the effective date of Post-Effective Amendment No. 4 to the Registration Statement until April 2, 2021. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Registrant intends to file additional post-effective amendments pursuant to Rule 485(b) under the Securities Act of 1933 to further delay the effective date of the Registration Statement, as amended, and to include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Appleton and the State of Wisconsin on this 3rd day of March, 2021.
Thrivent Variable Life Account I (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/Kathleen M. Koelling
Kathleen M. Koelling Vice President and Deputy General Counsel
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 3rd day of March, 2021.
Thrivent Financial for Lutherans (Depositor)
By:	/s/Kathleen M. Koelling
Kathleen M. Koelling Vice President and Deputy General Counsel
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

Vibhu Sharma*	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)

Bonnie E. Raquet*	Chair of the Board
N. Cornell Boggs, III*	Director
Kenneth A. Carow*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Frederick G. Kraegel*	Director
Kathryn V. Marinello*	Director
Bradford N. Creswell*	Director
Nichole B. Pechet*	Director
Deborah M. Ackerman*	Director
Angela S. Rieger*	Director
* Kathleen M. Koelling, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/Kathleen M. Koelling	March 3, 2021
Kathleen M. Koelling Attorney-in-Fact	Date